December 5, 2001


                                            Zurich Scudder Investments, Inc.
                                            Two International Place
                                            Boston, MA  02110



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Focus Growth Fund, a series of Scudder Investors Trust (Reg. Nos. 333-65661) (811-09057) Post Effective Amendment No. 11 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2001.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.

                                            Very truly Yours,


                                            Scudder Focus Growth Fund


                                            By: /s/ John Millette
                                                --------------------------------
                                                John Millette
                                                Secretary

cml/llg
cc:      David Sturms, Esq., Vedder, Price, Kaufman & Kammholz
         Stephanie Grauerholz-Lofton, Esq., Vedder, Price, Kaufman & Kammholz